13 Financial assets and financial liabilities (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of redesignated financial assets and liabilities [line items]
Cash and cash equivalents	R$ (880,949)	R$ (36,770)	R$ (13,722)
Foreign Currency Risk [Member] | Exposure [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Cash and cash equivalents	2,529
Loans and financing	(52,959)
Foreign currency sensitivity	(50,430)
Foreign Currency Risk [Member] | Increase in Foreign Currency Sensitivity +10% [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Cash and cash equivalents	253
Loans and financing	(5,296)
Foreign currency sensitivity	(5,043)
Foreign Currency Risk [Member] | Decrease in Foreign Currency Sensitivity -10% [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Cash and cash equivalents	(253)
Loans and financing	5,296
Foreign currency sensitivity	R$ 5,043